Impairment of Long-Lived Assets (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2016 JPY (¥)
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment loss of long-lived assets	¥ 30,161
Impairment loss for intangible fixed assets	6,365
Multimedia Broadcasting Business
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment loss of long-lived assets	4,542
Impairment loss for intangible fixed assets	¥ 733